Background And Nature Of Operations	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Background And Nature Of Operations

Note 1. Background and Nature of Operations

Unless otherwise specified, the terms "we," "us," "our," "Chrysler Group" or the "Company" refer to Chrysler Group LLC and its consolidated subsidiaries, or any one or more of them, as the context may require, and "Fiat" refers to Fiat S.p.A, a corporation organized under the laws of Italy, and its consolidated subsidiaries, or any one or more of them (excluding Chrysler Group), as the context may require.

Background

Chrysler Group LLC was formed on April 28, 2009 as a Delaware limited liability company. On June 10, 2009, we completed the transaction contemplated by the master transaction agreement dated April 30, 2009, among the Company, Fiat and Old Carco LLC ("Old Carco") and certain of its subsidiaries, which was approved under section 363 of the U.S. Bankruptcy Code (the "363 Transaction"). In connection with the closing of the 363 Transaction, we received capital contributions from the United Auto Workers' Retiree Medical Benefits Trust (the "VEBA Trust"), Fiat, the United States Department of the Treasury (the "U.S. Treasury") and Canada CH Investment Corporation, a wholly-owned subsidiary of the Canada Development Investment Corporation, a Canadian federal Crown Corporation ("Canadian Government"), in exchange for ownership interests in the Company.

On July 21, 2011, Fiat acquired beneficial ownership of the membership interests in the Company held by the U.S. Treasury and the Canadian Government. Fiat currently owns a majority of the membership interests in the Company and the remaining equity is owned by the VEBA Trust. Refer to Note 14, Other Transactions with Related Parties, for additional information.

We filed a Registration Statement on Form 10, as amended ("Form 10"), with the Securities and Exchange Commission ("SEC"), which became effective on April 26, 2011. At that time, we became subject to the reporting requirements of the Securities Exchange Act of 1934, as amended. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements included in our Form 10.

Nature of Operations

The nature of our primary operations includes the design, engineering, manufacture and wholesale distribution of passenger cars, utility vehicles, which include sport utility vehicles and crossover vehicles, minivans, pick-up trucks and medium-duty trucks under the brand names Chrysler, Jeep, Dodge and Ram. Our vehicles, as well as service parts and accessories, including those sold under the Mopar brand name, are primarily produced and distributed in our principal markets of the United States, Canada and Mexico. Our products are sold in more than 120 countries around the world. In addition, in December 2010 we began production of the Fiat 500 and became the exclusive distributor of Fiat brand vehicles and service parts in North America in 2011. The majority of our operations, sales, independent dealers and employees are in North America, primarily in the United States. Vehicle, service parts and accessories sales outside of North America are primarily through wholly-owned, affiliated or independent distributors and dealers, for sale to retail and fleet customers. In 2010, Fiat assumed the management of our distribution and sales operations in select European countries and in June 2011, Fiat became the general distributor of our vehicles and service parts in Europe, selling our products through a network of newly appointed dealers. Refer to Note 14, Other Transactions with Related Parties, for additional information.

Note 1.  Background and Nature of Operations

For purposes of these financial statements, unless otherwise specified, the terms "we," "us," "our," "Chrysler Group" or the "Company" refer to Chrysler Group LLC and its consolidated subsidiaries, or any one or more of them, as the context may require, "Old Carco" refers to Old Carco LLC f/k/a Chrysler LLC and its consolidated subsidiaries, or any one or more of them, as the context may require, and "Fiat" refers to Fiat S.p.A, a corporation organized under the laws of Italy, and its consolidated subsidiaries, or any one or more of them, as the context may require.

Background

Chrysler Group LLC was formed on April 28, 2009, as a Delaware limited liability company. On June 10, 2009 (the "Transaction Date"), we purchased the principal operating assets and assumed certain liabilities of Old Carco and its principal domestic subsidiaries, in addition to acquiring the equity of Old Carco's principal foreign subsidiaries, in exchange for $2.0 billion in cash under the terms of a Master Transaction Agreement among the Company, Fiat and Old Carco and certain of its subsidiaries in a transaction approved by the United States Bankruptcy Court for the Southern District of New York pursuant to section 363 of the United States Bankruptcy Code (the "363 Transaction"). In connection with the closing of the 363 Transaction, we received capital contributions from the United Auto Workers' Retiree Medical Benefits Trust (the "VEBA Trust"), Fiat, the United States Department of the Treasury (the "U.S. Treasury") and Canada CH Investment Corporation ("Canada CH") in exchange for ownership interests in the Company of 67.7 percent, 20.0 percent, 9.8 percent and 2.5 percent, respectively. Canada CH is a wholly-owned subsidiary of Canada Development Investment Corporation. Canada Development Investment Corporation is a Canadian federal Crown Corporation, meaning that it is a business corporation established under the Canada Business Corporations Act, owned by the federal Government of Canada. Refer to Note 12, Financial Liabilities, Note 18, Employee Retirement and Other Benefits, Note 19, Other Transactions with Related Parties, and Note 24, Subsequent Events, for additional information.

Nature of Operations

The nature of our primary operations includes the design, engineering, manufacture and wholesale distribution of passenger cars, utility vehicles, which include sport utility vehicles and crossover vehicles, minivans, pick-up trucks and medium duty trucks under the brand names Chrysler, Jeep, Dodge and Ram. Our vehicles, as well as parts and accessories, including those sold under the Mopar brand name, are primarily produced and distributed in our principal markets of the U.S., Canada and Mexico. Our products are sold in more than 120 countries around the world. The majority of our operations, sales, independent dealers and employees are in North America, primarily in the U.S. Vehicle, parts and accessories sales outside of North America are primarily through our international distribution centers, which in turn sell to local independent dealers. We refer to our international distribution centers, which are wholly-owned subsidiaries that distribute our products in certain countries outside of North America, as national sales companies ("NSCs"). In 2010, Fiat assumed the management of our distribution and sales operations in select European countries, pending Fiat's appointment as our general distributor in Europe in June 2011. Beginning in October 2010, we assumed responsibility for the distribution of Fiat vehicles and service parts in Mexico. Refer to Note 19, Other Transactions with Related Parties, for additional information.

Retail Financing

In August 2010, we entered into an Auto Finance Operating Agreement with Ally Financial Inc. ("Ally"), which replaced our prior arrangements with Ally. Pursuant to the terms of the agreement, Ally provides wholesale and retail financing to our dealers and retail customers in the U.S., Canada and Mexico in accordance with its usual and customary lending standards. During 2010, and in an effort to expand financing options for our U.S. retail customers, we entered into agreements with Santander Consumer USA, Inc. for loans to sub-prime retail customers and with U.S. Bank, N.A. for lease financing. Additionally, Chrysler Canada Inc. ("Chrysler Canada") has arrangements with a number of financial institutions to provide a variety of retail financing programs to our Canadian retail customers. Refer to Note 12, Financial Liabilities, and Note 14, Commitments, Contingencies and Concentrations, for additional information regarding our relationship with Ally.

Note 1.  Background and Nature of Operations

Background

Old Carco LLC (the "Company"), formerly known as Chrysler LLC, is a Delaware limited liability company which was initially organized as a corporation in Delaware on March 1, 1986. The Company is the surviving entity following mergers with a number of its operating subsidiaries, including a predecessor corporation originally incorporated in 1925. From November 12, 1998 through August 3, 2007, the Company was an indirect wholly-owned subsidiary of Daimler AG, formerly DaimlerChrysler AG. In May 2007, Chrysler LLC was contributed to Chrysler Holding LLC ("Holding") and was an indirect wholly-owned subsidiary. On August 3, 2007, CG Investment Group, LLC ("CGI"), a private equity investment fund affiliated with Cerberus Capital Management L.P. ("Cerberus"), made a capital contribution to acquire an 80.1 percent Class A membership interest (the "Cerberus Acquisition") in Holding. Related parties of Daimler retained a 19.9 percent membership interest in Holding after the Cerberus Acquisition, which was represented by Class A and Class B membership interests.

On March 31, 2009, Daimler transferred its ownership of 23 international distribution centers ("NSCs"), which were being operated for the benefit of the Company to Holding, who simultaneously transferred its ownership of these NSCs to the Company. In connection with the transfer, the Company paid Daimler $99 million in exchange for the settlement of obligations related to the NSCs and other obligations. Refer to Note 19, Other Transactions with Related Parties, for additional information related to the settlement.

Chapter 11 Reorganization Proceedings

On April 30, 2009 (the "Petition Date"), the Company and 24 of its affiliates filed petitions for relief under Chapter 11 of Title 11 ("Chapter 11") of the United States Code (the "Bankruptcy Code") in the United States Bankruptcy Court for the Southern District of New York (the "Court"). On May 19, 2009, an affiliate of the Company, Alpha Holding LP filed a petition for relief under Chapter 11 of the Bankruptcy Code in the Court. The filing of petitions for relief under Chapter 11 of the Bankruptcy Code are hereinafter referred to as "Chapter 11 Proceedings." The Company and these 25 affiliates (collectively, the "Debtors") are authorized to operate their businesses and manage their properties as "Debtors-in-Possession" ("DIP") under the jurisdiction of the Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Court. On May 5, 2009, the Office of the United States Trustee for the Southern District of New York appointed a statutory committee of unsecured creditors (the "Official Unsecured Creditors Committee").

At hearings held in May 2009, the Court granted final approval of the Debtors' "first day" orders for authority to pay certain pre-petition claims in designated categories and subject to certain terms and conditions. This relief generally was designed to preserve the value of the Debtors' businesses and assets pending consummation of the Fiat Transaction (as defined and described below). Among other things, the Court authorized the Debtors to pay certain pre-petition claims relating to employees, suppliers, customers, dealers, taxes and cash management.

The Chapter 11 Proceedings triggered defaults on several debt obligations of the Debtors. However, under Section 363 of the Bankruptcy Code, the filing of a bankruptcy petition automatically stays most actions against a debtor, including most actions to collect pre-petition indebtedness or to exercise control over the property of the debtor's estate. Absent an order of the Court, substantially all pre-petition liabilities are subject to settlement under a plan of reorganization.

Refer to Note 23, Subsequent Events, for a discussion of subsequent events.

Fiat Transaction

In connection with the commencement of the Chapter 11 Proceedings, Old Carco and certain of its subsidiaries, Fiat S.p.A and New Chrysler (as defined below) entered into a master transaction agreement dated as of April 30, 2009 (as amended and collectively with other ancillary and supporting documents, the "Purchase Agreement"). The Purchase Agreement provided, among other things, that: (i) the Debtors would transfer the majority of their operating assets and equity in their principal foreign subsidiaries, to New CarCo Acquisition LLC (n/k/a Chrysler Group LLC) ("New Chrysler"), a newly established Delaware limited liability company formed by Fiat North America LLC ("Fiat"), an indirect wholly-owned subsidiary of Fiat S.p.A.; and (ii) in exchange for those assets, New Chrysler would assume certain of the Debtors' liabilities, including, but not limited to, certain accounts payable, personnel costs, warranty obligations, sales incentive obligations, restructuring and employee retirement and other benefit obligations, and pay to the Debtors $2.0 billion in cash (collectively with the other transactions contemplated by the Purchase Agreement, the "Fiat Transaction"). The principal assets not acquired by New Chrysler represent certain property and plant locations, while the principal liabilities not assumed by New Chrysler represent the First and Second Lien Credit Agreements, the Second Lien Secured Priming Superiority Debtor-in-Possession Credit Agreement (as amended and modified, the "DIP Credit Agreement"), as well as certain other postretirement benefit obligations ("OPEB") and legal liabilities.

On May 31, 2009, the Court issued: (i) an Opinion Granting the Debtors' Motion Seeking Authority to Sell, Pursuant to Section 363 of the Bankruptcy Code, Substantially All of the Debtors' Assets (the "Sale Opinion"); and (ii) an Opinion and Order Regarding Emergency Economic Stabilization Act of 2008 and Troubled Asset Relief Program (together with the Sale Opinion, the "Opinions"). On June 1, 2009 and consistent with the Sale Opinion, this Court entered an Order authorizing the Fiat Transaction (the "Sale Order"). On June 5, 2009, the United States Court of Appeals for the Second Circuit affirmed the Opinions and the Sale Order. Consistent with the Sale Order, the Fiat Transaction was consummated on June 10, 2009 (the "Closing").

Refer to Note 23, Subsequent Events, for a discussion of subsequent events.

Nature of Operations

The Company's primary operations include the research, design, manufacture, assembly and wholesale distribution of passenger cars and trucks under the brand names Chrysler, Jeep® and Dodge. The Company's vehicles, as well as parts and accessories, including those sold under the MOPAR® brand name, are primarily produced and distributed in the Company's principal markets of the U.S., Canada and Mexico ("NAFTA"). The majority of NAFTA vehicle sales are to independent dealers, who in turn sell to consumers. Vehicle, parts and accessories sales outside of the NAFTA region are primarily through the Company's NSCs, which in turn sell to local independent dealers. The Company also provides lease financing for vehicles leased by Canadian consumers. The Company suspended its production operations upon the filing of the Chapter 11 Cases and had not resumed production as of June 9, 2009.

Relationship with Cerberus and Daimler

On June 5, 2009, the Company, Holding, certain affiliates of Cerberus, Daimler AG and certain of its affiliates (collectively, "Daimler") and the Pension Benefit Guaranty Corporation ("PBGC") entered into a signed binding agreement (the "Daimler Settlement") settling various matters. Under the agreement, Holding redeemed Daimler's 19.9 percent ownership interest in Holding in exchange for the settlement of various claims between Daimler and Holding. This transaction did not impact the Company's financial statements. In addition, Daimler agreed to make three equal cash payments to the Company totaling $600 million, which are to be used to fund contributions into the Company's U.S. pension plans over the next three years. In addition and pursuant to the terms of the agreement, Cerberus surrendered its ownership in Holding and Cerberus and Daimler agreed to forgive and extinguish debt owing under a $2.0 billion Second Lien Credit Agreement, subject to certain conditions.

On August 17, 2009, the Official Unsecured Creditors Committee filed an Adversary Proceeding against Daimler causing the conditions to the forgiveness and extinguishment of Daimler's portion of the debt under the Second Lien Credit Agreement (totaling $1.5 billion) to not be satisfied. As such, Daimler informed the Debtors that it had not released its lien on the Debtors' assets and was reserving its rights with respect to its portion of the debt under the Second Lien Credit Agreement. Refer to Note 12, Financial Liabilities, and Note 19, Other Transactions with Related Parties, for additional information related to the Second Lien Credit Agreement.

Relationship with GMAC/Ally

On April 30, 2009, the Company announced an agreement between the Company and GMAC LLC (n/k/a Ally Financial Inc.) ("Ally"), in which Ally will provide automotive financing products and services to the Company's NAFTA dealers and consumers, including wholesale, retail, fleet, remarketing and other services. In May 2009, subject to Ally's credit policies, Ally began providing financing and funding for the financial services offered to dealers and retail consumers and bears a portion of the related financial risks including, but not limited to, credit risk and residual value risk on its lease portfolio. However, Ally is not obligated to offer leasing products. Under the agreement, the Company must offer all subvention programs to Ally, and is required to ensure that Ally finances a specified minimum percentage of the vehicles the Company sells in North America under rate subvention programs in which it elects to participate.

The United States Department of the Treasury (the "U.S. Treasury") supported the automotive restructuring initiative by promoting the availability of credit financing for dealers and consumers, including liquidity and capitalization that would be available to Ally, and by providing capitalization that Ally required to support the Company's business. On May 21, 2009, the Ally Master Transaction Agreement ("Ally MTA") between the Company, the U.S. Treasury, Ally and Dealer Automotive Receivables Transition LLC ("USDART") was executed. The U.S. Treasury funded $600 million to the Company, under the DIP Credit Agreement, which was immediately transferred to USDART for the sole purpose of reimbursing Ally for any losses incurred on unsecured Chrysler dealership loans. Ally is the sole member of USDART. Refer to Note 13, Debtors-in-Possession Financing, Note 15, Commitments, Contingencies and Concentrations, and Note 23, Subsequent Events, for additional information related to Ally and USDART.

Relationship with Chrysler Financial

On May 6, 2009, the Company and Chrysler Financial Services Americas LLC ("Chrysler Financial") entered into an agreement in which the Company agreed to transfer $500 million of cash collateral and a $1.0 billion note receivable to Chrysler Financial in exchange for a reduction in Chrysler Financial's pre-petition claims, as well as Chrysler Financial's waiver of any provisions in its Master Auto Finance Agreement (the "MAFA") with the Company or its loan agreements with dealers that would have been breached by arrangements between the Company or its dealers and Ally. Chrysler Financial also agreed to cooperate in transitioning the Company's dealers to Ally financing.

Prior to the agreement, Chrysler Financial had historically provided a significant portion of retail and lease financing of dealer sales of the Company's vehicles to consumers. Chrysler Financial also provided wholesale financing to a significant number of the Company's dealers. In response to restrictions on the availability of liquidity, Chrysler Financial was constrained in its ability to provide wholesale and retail financing support to dealers and consumers in the U.S., Canada and Mexico, the Company's primary markets, and could not obtain funding to continue lease financing in the U.S. subsequent to July 31, 2008.

Refer to Note 19, Other Transactions with Related Parties, for additional information related to Chrysler Financial.